Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, WI 53202

October 11, 2019

United States Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)

Registration No.’s 2-89971; 811-3990

EDGAR CIK No. 0000742212

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated September 30, 2019 to the Registrant’s Prospectus dated May 1, 2019, as supplemented, which was filed pursuant to Rule 497(e) under the Securities Act on September 30, 2019 (SEC Accession No. 0001193125-19-258591). The purpose of this filing is to submit the data in XBRL format for the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at (414) 665-6437.

Regards,

/s/ David B. Kennedy

David B. Kennedy

Assistant General Counsel

Northwestern Mutual